Condensed Consolidated Balance Sheets - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash	$ 59.5	$ 120.7	$ 13.0
Accounts receivable, net of allowance	16.3	33.5	65.2
Prepaid and other current assets	38.6	41.9	56.5
Due from affiliates		117.1
Total current assets	114.4	313.2	134.7
Property, plant and equipment, net	1,524.3	1,580.7	1,643.5
Goodwill	764.0	762.2	759.4
Intangible assets, net	553.1	586.3	651.2
Other assets	24.4	23.7	33.6
Total assets	2,980.2	3,266.1	3,222.4
Current liabilities:
Accounts payable	46.8	48.9	76.3
Accrued expenses	72.7	88.4	77.7
Due to affiliates		22.7	24.9
Current portion of long-term debt, capital leases and other financing obligations	53.3	65.0	54.1
Deferred revenue	59.9	60.2	57.8
Other current liabilities	7.6	6.8	4.3
Total current liabilities	240.3	292.0	295.1
Long-term debt, net of current portion	1,289.6	1,311.5	1,224.8
Capital leases and other financing obligations, net of current portion	919.4	933.1	891.7
Deferred income taxes	52.0	77.8	83.8
Other liabilities	159.3	93.9	64.8
Total liabilities	2,660.6	2,708.3	2,560.2
Commitments and contingencies
Shareholder's equity:
Common shares
Additional paid-in capital	1,410.3	1,504.6	1,494.9
Accumulated other comprehensive income	18.4	16.7	8.0
Accumulated deficit	(1,109.1)	(963.5)	(840.7)
Total shareholder's equity	319.6	557.8	662.2
Total liabilities and shareholder's equity	$ 2,980.2	$ 3,266.1	$ 3,222.4